Actuarial assumption used to determine the benefit obligation (Detail)	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	3.80%
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	3.80%